Quarterly Holdings Report
for
Fidelity® Growth Strategies K6 Fund
August 31, 2021
FEGK6-NPRT3-1021
1.9883992.104
Common Stocks - 98.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.9%
Entertainment - 0.8%
Electronic Arts, Inc.	2,100	304,941
Take-Two Interactive Software, Inc. (a)	6,000	967,320
		1,272,261
Interactive Media & Services - 1.1%
Match Group, Inc. (a)	12,500	1,718,000
TOTAL COMMUNICATION SERVICES		2,990,261
CONSUMER DISCRETIONARY - 11.8%
Distributors - 1.5%
LKQ Corp. (a)	997	52,532
Pool Corp.	4,700	2,323,210
		2,375,742
Diversified Consumer Services - 0.0%
Duolingo, Inc. (a)	100	12,956
Hotels, Restaurants & Leisure - 1.6%
Churchill Downs, Inc.	6,000	1,263,000
Domino's Pizza, Inc.	2,400	1,240,536
		2,503,536
Household Durables - 2.8%
D.R. Horton, Inc.	2,700	258,174
Garmin Ltd.	2,500	436,075
Lennar Corp. Class A	10,500	1,126,755
NVR, Inc. (a)	80	414,395
PulteGroup, Inc.	12,900	694,794
Tempur Sealy International, Inc.	33,802	1,510,949
Traeger, Inc. (a)	1,500	37,710
		4,478,852
Internet & Direct Marketing Retail - 1.6%
eBay, Inc.	10,600	813,444
Etsy, Inc. (a)	7,600	1,643,576
		2,457,020
Leisure Products - 0.6%
YETI Holdings, Inc. (a)	10,293	1,022,507
Multiline Retail - 0.6%
Dollar General Corp.	4,401	981,027
Specialty Retail - 3.1%
AutoZone, Inc. (a)	700	1,084,405
Best Buy Co., Inc.	8,700	1,013,637
RH (a)	1,500	1,051,005
Tractor Supply Co.	2,500	485,625
Victoria's Secret & Co. (a)	8,100	537,030
Williams-Sonoma, Inc.	3,900	728,130
		4,899,832
TOTAL CONSUMER DISCRETIONARY		18,731,472
CONSUMER STAPLES - 1.8%
Beverages - 0.6%
Brown-Forman Corp. Class B (non-vtg.)	12,600	884,772
Food Products - 1.0%
Bunge Ltd.	6,900	522,399
Darling Ingredients, Inc. (a)	14,700	1,095,150
		1,617,549
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	1,000	340,490
TOTAL CONSUMER STAPLES		2,842,811
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
PDC Energy, Inc.	19,600	818,300
FINANCIALS - 5.8%
Capital Markets - 5.5%
Ameriprise Financial, Inc.	3,500	955,185
LPL Financial	2,192	324,087
MarketAxess Holdings, Inc.	3,600	1,713,312
Moody's Corp.	1,300	495,001
MSCI, Inc.	6,400	4,061,312
Nordnet AB	26,000	471,675
S&P Global, Inc.	1,300	576,966
Tradeweb Markets, Inc. Class A	1,700	147,917
		8,745,455
Insurance - 0.3%
Arthur J. Gallagher & Co.	3,000	430,860
TOTAL FINANCIALS		9,176,315
HEALTH CARE - 23.4%
Biotechnology - 1.6%
Avid Bioservices, Inc. (a)	17,700	429,048
Horizon Therapeutics PLC (a)	13,500	1,459,215
Natera, Inc. (a)	5,704	675,525
		2,563,788
Health Care Equipment & Supplies - 10.3%
DexCom, Inc. (a)	5,900	3,123,578
Edwards Lifesciences Corp. (a)	4,200	492,156
IDEXX Laboratories, Inc. (a)	5,300	3,570,928
Intuitive Surgical, Inc. (a)	300	316,068
Masimo Corp. (a)	4,180	1,135,037
ResMed, Inc.	14,300	4,154,579
West Pharmaceutical Services, Inc.	7,800	3,522,636
		16,314,982
Health Care Providers & Services - 1.0%
Laboratory Corp. of America Holdings (a)	3,600	1,092,168
Tenet Healthcare Corp. (a)	6,092	459,032
		1,551,200
Health Care Technology - 2.0%
Doximity, Inc.	300	27,600
Veeva Systems, Inc. Class A (a)	9,300	3,087,414
		3,115,014
Life Sciences Tools & Services - 7.7%
10X Genomics, Inc. (a)	1,100	193,512
Agilent Technologies, Inc.	6,100	1,070,367
Bio-Rad Laboratories, Inc. Class A (a)	1,000	804,820
Charles River Laboratories International, Inc. (a)	10,100	4,482,986
Maravai LifeSciences Holdings, Inc.	3,700	218,966
Mettler-Toledo International, Inc. (a)	2,400	3,726,792
Stevanato Group SpA	5,500	136,180
Waters Corp. (a)	4,000	1,656,080
		12,289,703
Pharmaceuticals - 0.8%
Royalty Pharma PLC	32,700	1,263,855
TOTAL HEALTH CARE		37,098,542
INDUSTRIALS - 16.8%
Aerospace & Defense - 0.9%
TransDigm Group, Inc. (a)	2,400	1,457,928
Building Products - 3.7%
Builders FirstSource, Inc. (a)	15,600	831,324
Carrier Global Corp.	36,200	2,085,120
Fortune Brands Home & Security, Inc.	6,100	593,957
The AZEK Co., Inc. (a)	15,600	662,844
Trane Technologies PLC	5,100	1,012,350
Trex Co., Inc. (a)	5,900	647,584
		5,833,179
Commercial Services & Supplies - 2.9%
Cintas Corp.	5,200	2,058,004
Copart, Inc. (a)	16,700	2,410,144
Tetra Tech, Inc.	1,100	158,224
		4,626,372
Construction & Engineering - 0.5%
Quanta Services, Inc.	6,800	694,280
Electrical Equipment - 3.6%
AMETEK, Inc.	8,200	1,114,954
Atkore, Inc. (a)	9,500	881,315
Generac Holdings, Inc. (a)	5,600	2,447,088
Rockwell Automation, Inc.	3,900	1,269,255
		5,712,612
Industrial Conglomerates - 0.3%
Roper Technologies, Inc.	1,100	531,608
Machinery - 2.3%
IDEX Corp.	3,400	761,600
Otis Worldwide Corp.	16,900	1,558,518
Toro Co.	11,800	1,297,292
		3,617,410
Professional Services - 0.8%
Booz Allen Hamilton Holding Corp. Class A	4,000	327,640
CoStar Group, Inc. (a)	10,100	855,874
		1,183,514
Road & Rail - 1.8%
Old Dominion Freight Lines, Inc.	8,400	2,425,248
TuSimple Holdings, Inc. (a)	10,600	443,716
		2,868,964
TOTAL INDUSTRIALS		26,525,867
INFORMATION TECHNOLOGY - 35.4%
Electronic Equipment & Components - 3.9%
Amphenol Corp. Class A	20,900	1,601,567
Keysight Technologies, Inc. (a)	11,900	2,134,622
Zebra Technologies Corp. Class A (a)	4,300	2,524,831
		6,261,020
IT Services - 4.6%
Adyen BV (a)(b)	6	19,373
EPAM Systems, Inc. (a)	7,600	4,809,356
GoDaddy, Inc. (a)	1,300	95,303
Okta, Inc. (a)	8,000	2,108,800
Twilio, Inc. Class A (a)	900	321,264
		7,354,096
Semiconductors & Semiconductor Equipment - 8.4%
Analog Devices, Inc.	1,900	309,605
ASM International NV (Netherlands)	400	155,198
Broadcom, Inc.	600	298,326
Enphase Energy, Inc. (a)	900	156,357
Entegris, Inc.	25,100	3,015,514
KLA Corp.	6,500	2,209,740
Lam Research Corp.	1,200	725,784
Marvell Technology, Inc.	18,500	1,132,015
NXP Semiconductors NV	3,000	645,390
Qorvo, Inc. (a)	12,900	2,425,587
Skyworks Solutions, Inc.	3,700	678,802
SolarEdge Technologies, Inc. (a)	5,300	1,535,834
		13,288,152
Software - 18.5%
Adobe, Inc. (a)	800	530,960
ANSYS, Inc. (a)	6,200	2,265,232
Atlassian Corp. PLC (a)	3,100	1,137,886
Cadence Design Systems, Inc. (a)	23,800	3,890,824
Crowdstrike Holdings, Inc. (a)	3,100	871,100
DocuSign, Inc. (a)	4,700	1,392,328
Duck Creek Technologies, Inc. (a)	6,500	303,095
Dynatrace, Inc. (a)	17,800	1,223,394
Elastic NV (a)	5,400	861,570
Fair Isaac Corp. (a)	248	114,016
Five9, Inc. (a)	9,300	1,471,539
Fortinet, Inc. (a)	12,100	3,813,194
HubSpot, Inc. (a)	1,100	752,917
Intuit, Inc.	895	506,668
Monday.com Ltd.	100	37,936
Paycom Software, Inc. (a)	3,500	1,711,150
Qualtrics International, Inc.	700	31,696
RingCentral, Inc. (a)	7,600	1,917,176
Synopsys, Inc. (a)	9,100	3,023,384
The Trade Desk, Inc. (a)	38,000	3,041,900
Zscaler, Inc. (a)	1,300	361,842
		29,259,807
TOTAL INFORMATION TECHNOLOGY		56,163,075
MATERIALS - 1.0%
Chemicals - 0.8%
LyondellBasell Industries NV Class A	8,300	832,905
Sherwin-Williams Co.	1,600	485,872
		1,318,777
Paper & Forest Products - 0.2%
Louisiana-Pacific Corp.	4,800	304,512
TOTAL MATERIALS		1,623,289
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
SBA Communications Corp. Class A	900	323,073
TOTAL COMMON STOCKS (Cost $81,695,692)		156,293,005

Money Market Funds - 2.0%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (c) (Cost $3,128,124)	3,127,499	3,128,124

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $84,823,816)	159,421,129
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(889,121)
NET ASSETS - 100.0%	158,532,008

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,373 or 0.0% of net assets.

(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	2,033,321	36,379,646	35,284,927	912	84	-	3,128,124	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	373,566	2,906,950	3,280,516	704	-	-	-	0.0%
Total	2,406,887	39,286,596	38,565,443	1,616	84	-	3,128,124

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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